Major restructuring costs - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) company	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of restructuring costs [line items]
Number of companies split into | company	2
Total restructuring costs	£ 382	£ 321	£ 424
Asset impairments	33
Other non-cash credit	(86)
Separation Preparation programme
Disclosure of restructuring costs [line items]
Provision reversal restructuring	55
Minimum
Disclosure of restructuring costs [line items]
Restructuring costs	£ 25